Property and Equipment	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Property and equipment

Note 5—Property and equipment

Property and equipment as of December 31, 2015 and 2016 consists of the following (in thousands):

	December 31, 2015	December 31, 2016
Machinery, equipment and software	$1,322	$3,956
Leasehold improvements	1,880	7,620
Furniture and fixtures	625	2,771
Store fixtures	8,147	8,921
Property and equipment, gross	11,974	23,268
Less: Accumulated depreciation and amortization	(2,120)	(6,117)
Property and equipment, net	$9,854	$17,151

Depreciation and amortization expense on property and equipment were $30,000, $0.4 million, $2.0 million and $4.9 million in the Predecessor 2014 Period, the Successor 2014 Period and the years ended December 31, 2015 and 2016, respectively.